Contractual Commitments - Summary of Estimated Future Payments Related to Operating Lease Commitments (Detail) $ in Millions	Dec. 31, 2017 ARS ($)
0 to 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated future payments	$ 5,480
From 1 to 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated future payments	4,265
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated future payments	$ 504